Capital Disclosure of components of capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 28, 2018	Dec. 31, 2016
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,212	$ 3,267
Increase (decrease) in financial liabilities		(55)
Exchangeable securities		326	0
Increase (decrease) in exchangeable securities		326
Equity		4,062	4,134	$ 4,385
Preferred shares					$ 33
Contributed surplus		42	11
Deficit		(1,455)	(1,496)
Accumulated other comprehensive income		454	481
Non-controlling interests		1,101	1,137
Cash and cash equivalents		(411)	(89)	(314)		$ (305)
Increase (decrease) in cash and cash equivalents		(322)	225	(9)
Current restricted cash and cash equivalents		(32)	(66)
Fair value asset of hedging instruments on long-term debt		(7)	(10)
Increase (decrease) in hedging instruments, liabilities		3
Total capital		7,172	7,275
Increase (decrease) in capital		(103)
Common shares
Disclosure of components of capital [Line Items]
Equity		2,978	3,059
Increase (decrease) in equity		(81)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		42	11	10
Increase (decrease) in equity		31
Deficit
Disclosure of components of capital [Line Items]
Equity		(1,455)	(1,496)	(1,209)
Increase (decrease) in equity		41
Accumulated other comprehensive income
Disclosure of components of capital [Line Items]
Equity	[1]	454	481	489
Increase (decrease) in equity		(27)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		1,101	1,137	$ 1,059
Increase (decrease) in equity		(36)
TransAlta OCP
Disclosure of components of capital [Line Items]
Current restricted cash and cash equivalents		(10)	$ (27)
Increase (decrease) in restricted cash and cash equivalents		$ 17

[1]	(1) Refer to Note 28 for details on components of, and changes in, accumulated other comprehensive income (loss).